Other Equity Instruments - Summary of Coupon Details - Perpetual Cumulative Subordinated Bonds (Parenthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of other equity instruments [line items]
Principal amount	€ 950
Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Basis point description	If the bonds are not called on the respective call dates and after consecutive periods of 10 years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.
Basis point	0.85%
Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 950
Aegon Ltd. [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Basis point description	If the bonds are not called on the respective call dates and after consecutive period of 10 years, the coupons will be reset at the then prevailing effective yield of 10-year Dutch government securities plus a spread of 85 basis points.
Basis point	0.85%
Aegon Ltd. [member] | Top of range [member]
Disclosure of other equity instruments [line items]
Interest rate	6.625%
Aegon Ltd. [member] | Bottom of range [member]
Disclosure of other equity instruments [line items]
Interest rate	6.125%
EUR 114 million [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 114
Interest rate	8.00%
Coupon rate maturity	June 8, 2005
EUR 114 million [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	4.156%
Coupon rate maturity	June 8, 2015
EUR 114 million [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	1.506%
Coupon rate maturity	June 8, 2025
EUR 114 million [member] | Aegon Ltd. [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 114
Interest rate	8.00%
Coupon rate maturity	June 8, 2005
EUR 114 million [member] | Aegon Ltd. [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	4.156%
Coupon rate maturity	June 8, 2015
EUR 114 million [member] | Aegon Ltd. [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	1.506%
Coupon rate maturity	June 8, 2025
EUR 136 million [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 136
Interest rate	7.25%
Coupon rate maturity	October 14, 2008
EUR 136 million [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	5.185%
Coupon rate maturity	October 14, 2018
EUR 136 million [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	1.425%
Coupon rate maturity	October 14, 2028
EUR 136 million [member] | Aegon Ltd. [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 136
Interest rate	7.25%
Coupon rate maturity	October 14, 2008
EUR 136 million [member] | Aegon Ltd. [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	5.185%
Coupon rate maturity	October 14, 2018
EUR 136 million [member] | Aegon Ltd. [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	1.425%
Coupon rate maturity	October 14, 2028
EUR 203 million [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 203
Interest rate	7.125%
Coupon rate maturity	March 4, 2011
EUR 203 million [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	4.26%
Coupon rate maturity	March 4, 2021
EUR 203 million [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	0.496%
Coupon rate maturity	March 4, 2031
EUR 203 million [member] | Aegon Ltd. [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 203
Interest rate	7.125%
Coupon rate maturity	March 4, 2011
EUR 203 million [member] | Aegon Ltd. [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	4.26%
Coupon rate maturity	March 4, 2021
EUR 203 million [member] | Aegon Ltd. [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	0.496%
Coupon rate maturity	March 4, 2031